Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations Table
The following table provides a summary of changes in asset retirement obligations:

	Year Ended December 31,
thousands	2015	2014
Carrying amount of asset retirement obligations at beginning of year	$119,855	$82,563
Liabilities incurred	9,490	14,469
Liabilities settled	(7,905)	(4,941)
Accretion expense	6,381	5,122
Revisions in estimated liabilities	2,810	22,642
Carrying amount of asset retirement obligations at end of year	$130,631	$119,855